Right-of-Use Assets (Tables)	6 Months Ended
Jun. 30, 2025
Right-of-Use Assets [Abstract]
Schedule of Right-of-Use Assets

The details of the right-of-use assets recognized as at June 30, 2025 are as follows:

Office lease
Balance, December 31, 2023	$121,982
Amortization	(118,049)
Movement in exchange rates	(3,933)
Balance, December 31, 2024	–
Additions	272,274
Amortization	(69,466)
Movement in exchange rates	1,398
Balance, June 30, 2025	$204,206